j.p. morgan acceptance corporation II

Exhibit 99.6

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third party due diligence provider, performed the review described below on closed-end second lien mortgage loans acquired by J.P.Morgan Mortgage Acquisition Corp.. The review included a total of 2002 newly originated residential mortgage loans, in connection with the securitization identified as JPMMT 2025-CES1 (the “Securitization”). The Review was conducted from January 2024 through January 2025 on closed-end second lien mortgage loans originated between December 2023 and October 2024.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors

i.	Income / Assets

●	Validate borrower(s) monthly gross income

●	Validate funds required to close, required reserves

●	Review file documentation for required level of income and asset verifications

ii.	Employment Status

●	Review file documentation for required level of employment

iii.	Monthly Mortgage Payment

●	Confirm program, qualifying rate, terms

iv.	Simultaneous Loans

●	Validate all concurrent loans are included in the DTI to properly assess the ability to repay

v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.

●	Validate subject loan monthly payment (PITI) and associated obligations

vi.	Debts / Obligations

●	Validate monthly recurring liabilities

vii.	DTI and/or Residual Income

●	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file

●	Documentation meets Appendix Q requirements for QM Loans

viii.	Credit History

●	Review credit report for credit history and required credit depth including any / all inquiries

●	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value

c.	Review borrower’s occupancy

d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower’s willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed

g.	Provide Audit 1008 with accurate data based on file documentation

h.	Confirm Loan Approval conditions were met

i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

j.	General QM for any loans originated under the GQM Rule

i.	Pricing Thresholds:

a.	Pricing for First Lien Loans:

i.	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

ii.	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

iii.	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

i.	3.5% for a subordinate-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

ii.	6.5% for a subordinate-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:

i.	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and

ii.	6.5% for a covered transaction secured by a manufactured home with a loan amount less than applicable dollar amount threshold.

ii.	Consider Income and Assets:

○	Consumer’s current or reasonably expected income or assets (other than the value of the dwelling that secures the loan;

○	The consumer’s debt obligations, alimony, child support; and

○	The monthly DTI or residual income.

iii.	Verification of Income and Assets:

a.	Verification in compliance with one of the “safe harbor” guidelines will meet the QM verification requirement. A creditor is allowed to “mix and match” provisions of the different guidelines rather than only apply one guideline per loan.

The specific guidelines that the CFPB is designating for the safe harbor are: The GQM Rule provides that if the creditor verifies the consumer’s income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:

i.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;

ii.	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;

iii.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single Family Housing Policy Handbook, issued October 24, 2019;

iv.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019;

v.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and

vi.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing

i.	Compare Loan Estimate and Closing Disclosures

ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:

i.	Federal High Cost Mortgage provisions

ii.	Federal Higher Priced Mortgage Loans provisions

iii.	Local and/or State Anti-predatory and High Cost provisions

iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures

i.	Service Provider List

ii.	Home Ownership Counselling Disclosure

iii.	ARM Disclosure

h.	Compliance with QM as it relates to:

i.	APR Test

ii.	Points & Fees Test

iii.	Prepayment Penalty Test

iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review

i.	Confirm transaction date, expiration date, and disbursement date

ii.	Confirm document is properly executed by all required parties to the transaction

iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm’s license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the two thousand and thirty-three (2,002) mortgage loans reviewed, eight hundred fifteen (815) unique mortgage loans (40.71% by loan count) had a total of one thousand one hundred-ten (1,110) discrepancies across thirty-six (36) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Qualifying CLTV	553	49.82%
Qualifying Total Debt Income Ratio	118	10.63%
Qualifying HLTV	73	6.58%
Qualifying Housing Debt Income Ratio	66	5.95%
Qualifying LTV	43	3.87%
Borrower 1 Origination FICO	25	2.25%
Borrower 1 FTHB	24	2.16%
Primary Appraised Property Value	22	1.98%
Borrower 1 Self-Employment Flag	21	1.89%
Borrower 1 First Name	20	1.80%
Qualifying Interest Rate	13	1.17%
Borrower 2 Origination FICO	9	0.81%
Borrower 1 Last Name	9	0.81%
Borrower 1 SSN	9	0.81%
Borrower 2 Self-Employment Flag	9	0.81%
Interest Only Flag	8	0.72%
Borrower 1 Birthdate	8	0.72%

Initial Monthly P&I Or IO Payment	8	0.72%
Borrower 2 Last Name	7	0.63%
Borrower 2 First Name	7	0.63%
Borrower 2 SSN	7	0.63%
Occupancy	6	0.54%
Qualifying FICO	6	0.54%
Note Date	5	0.45%
Borrower 1 Citizen	5	0.45%
Number of Units	5	0.45%
Borrower 2 Birthdate	4	0.36%
Property Address	4	0.36%
Interest Rate	4	0.36%
Property City	3	0.27%
Amortization Term	2	0.18%
Loan Amount	2	0.18%
Property State	2	0.18%
Property Zip Code	1	0.09%
Term	1	0.09%
Property County	1	0.09%
Grand Total	1110	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	% by Loan Count
A	1972	$184,385,236.00	98.50%
B	30	$4,576,501.00	1.50%
C	0	$0.00	0%
D	0	$0.00	0%
Total	2002	$188,961,737.00	100.00%

Credit Results:
Event Grade	Loan Count	% by Loan Count
A	1983	99.05%
B	19	0.95%
C	0	0%
D	0	0%
Total	2002	100.00%

Compliance Results:
Event Grade	Loan Count	% by Loan Count
A	1991	99.45%
B	11	0.55%
C	0	0%
D	0	0%
Total	2002	100.00%

Valuation Results: (As applicable, 1,611 loans within population did not receive a Property Review)
Event Grade	Loan Count	% by Loan Count
A	389	99.49%
B	2	0.51%
C	0	0%
D	0	0%
Total	391	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
	A	No Credit Findings	1311
		Third Party Fraud Report not Provided	212

Property/Appraisal General	110
Borrower 1 Gap Credit Report is Missing	105
Audited DTI Exceeds Guideline DTI	60
Borrower 1 3rd Party VOE Prior to Close Missing	33
Verification of Borrower Liabilities Missing or Incomplete	26
Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	23
HO6 Master Insurance Policy is Missing	23
Title Coverage is Less than Subject Lien	21
Citizenship Documentation Not Provided	20
Hazard insurance dwelling coverage is not sufficient	20
Hazard Insurance Effective Date is after the Disbursement Date	19
Missing Letter of Explanation (Credit)	18
Income and Employment Do Not Meet Guidelines	18
Borrower 2 Gap Credit Report is Missing	17
Audited HCLTV Exceeds Guideline HCLTV	17
Audited CLTV Exceeds Guideline CLTV	17
Hazard Insurance Policy is Partial	16
Housing History Does Not Meet Guideline Requirements	15
Appraisal is Missing	15
Borrower 2 3rd Party VOE Prior to Close Missing	14
Borrower 2 Citizenship Documentation Not Provided	11
PUD Rider is Missing	10
Potential Fraud Reflected on Fraud Report	10
Missing VOM or VOR	10

FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	10
Missing verification of taxes, insurance, and/or HOA fees for non-subject property	8
No evidence of required debt payoff	8
The Deed of Trust is Incomplete	8
Missing Trust Agreement	7
Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	7
Property Title Issue	6
Approval/Underwriting Summary Not Provided	6
Missing Divorce Decree	6
Borrower 1 Tax Returns Not Signed	5
Fraud Report Shows Uncleared Alerts	5
Borrower 1 W2/1099 Missing	5
Appraisal incomplete (missing map, layout, pages, etc.)	5
Missing Verification of Mortgage	5
Audited Loan Amount is less than Guideline Maximum Loan Amount	5
Borrower 1 WVOE Missing	5
HOA Questionnaire is Missing	5
Borrower 1 Award Letter Missing	4
Missing Letter of Explanation (Income)	4
Missing letter of explanation	4
Missing HOA/Condo Certification	4
The Deed of Trust is Missing	4
Title Document Missing	4
Missing income documentation	4

Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	3
Missing Property Tax Cert	3
Missing Credit Report Supplement	3
Income/Employment General	3
Asset Qualification Does Not Meet Guideline Requirements	3
Borrower 1 Personal Bank Statements Missing	3
Missing Income - Award Letter	3
Missing Lender Income Calculation Worksheet	3
All Interested Parties Not Checked with Exclusionary Lists	3
The Initial 1003 is Missing	2
Borrower 2 YTD Profit & Loss Missing	2
Title issue	2
Borrower 1 Credit Report is Incomplete	2
The Final 1003 is Incomplete	2
Borrower 1 Executed 4506-T Missing	2
File does not contain all required valuation documents	2
Approval/Underwriting Summary Partially Provided	2
OFAC Check Not Completed and/or Cleared	2
Income 2 Months Income Verified is Missing	2
Employment Gaps in Employment Without Sufficient Explanation	2
Borrower 1 Paystubs Less Than 1 Month Provided	2
The Final 1003 is Missing	2
Borrower 1 Personal Tax Returns Missing	2
The Note is Incomplete	2

Missing Lease Agreement	2
Title Document is Partially Present	2
Borrower 2 Tax Returns Not Signed	2
Valuation product is deficient	2
No HOA fees on appraisal and property identified as a PUD	2
Borrower 2 Executed 4506-T Missing	2
Potential Occupancy/Current Address Issues identified in the file	1
Flood Insurance Policy Missing	1
Subordination Agreement is Missing	1
Missing Deed of Trust	1
Flood Certificate Partially Provided	1
Asset 1 Does Not Meet Guideline Requirements	1
Borrower 1 Business Bank Statements Missing	1
Missing evidence of self employment	1
Borrower 1 Deed of Trust Signature does not match Note	1
Missing final HUD-1 from sale of non-subject property	1
Third Party Fraud Report Partially Provided	1
Borrower 1 W2/1099 Less Than 24 Months Provided	1
Appraisal is Expired	1
Missing Homeowner’s Association Questionnaire	1
Borrower does not meet residual income requirement	1
Audited Loan Amount is greater than Guideline Minimum Loan Amount	1
Satisfactory Chain of Title not Provided	1
Missing Income - Bank Statements	1

The appraiser was not licensed (Primary Value)	1
Missing Income - Business Tax Returns	1
Borrower 1 IRS Transcripts Do Not Match Income Docs	1
Asset General	1
The Note is Missing	1
HO6 Insurance Policy Effective Date is after the Note Date	1
Hazard Insurance Policy is Missing	1
Borrower 1 YTD Profit & Loss Missing	1
Loan does not conform to program guidelines	1
Appraisal Expired	1
Potential Identity Issues identified in the file	1
Borrower 2 Award Letter Missing	1
Property Issue(s) are Present	1
ATR: Reasonable Income or Assets Not Considered	1
Borrower information on 1003 is incomplete	1
Missing Payment History	1
Rent Loss Insurance Missing	1
Borrower 2 Deed of Trust Signature does not match Note	1
Subject Property Address on Note does not match Insured Property Address	1
Flood Insurance Expiration Date is before the Disbursement Date	1
Taxpayer First Act Disclosure is Not Executed	1
Borrower 1 Balance Sheet Missing	1
Condo Approval Missing	1
Borrower 1 Business Bank Statements Less Than 12 Months Provided	1

Credit		The Deed of Trust is Not Executed	1
		Borrower 2 Paystubs Less Than 1 Month Provided	1
		Income 1 Income Trend is Decreasing	1
		Borrower 2 Personal Tax Returns Missing	1
		Income 3 Months Income Verified is Missing	1
		Mortgage history for primary residence less than 12 months	1
		Borrower 1 CPA Letter Missing	1
		Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	1
		Third Party Valuation Product Not Provided within 10% Tolerance	1
		Borrower 1 Gap Credit Report is Incomplete	1
		Income documentation expiration dates	1
		Borrower 2 W2/1099 Missing	1
		Audited FICO is less than Guideline FICO	1
		HO6 Master Insurance Policy is Partial	1
		Flood Insurance Effective Date is after the Disbursement Date	1
		Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	1
		HOA Questionnaire is Incomplete	1
		HOA Does Not Meet Guidelines	1
		Total Credit Grade (A) Exceptions:	2434
	B	Title Coverage is Less than Subject Lien	3
		External Obsolescence Present	2
		Property/Appraisal General	2
		Borrower 1 Gap Credit Report is Missing	2
		Ineligible Property	1

	Housing History Does Not Meet Guideline Requirements	1
	Audited HCLTV Exceeds Guideline HCLTV	1
	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	1
	Income/Employment General	1
	Audited CLTV Exceeds Guideline CLTV	1
	Property Zoning Does Not Meet Program Requirements	1
	Trade line count does not meet program requirements	1
	Audited Loan Amount is less than Guideline Maximum Loan Amount	1
	Audited DTI Exceeds Guideline DTI	1
	Approval/Underwriting Summary Not Provided	1
	Employment Self-Employed Less Than 2 Years at Origination	1
	Total Credit Grade (B) Exceptions:	21
A	Higher-Priced Mortgage Loan Test	1038
	No Compliance Findings	921
	CA AB 260 Higher-Priced Mortgage Loan Test	119
	NC Rate Spread Home Loan Test	23
	CT Nonprime Home Loan Test	16
	OK HOEPA Higher-Priced Mortgage Loan Test	16
	TILA Right of Rescission Test	15
	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	14
	Right of Rescission is Missing	6
	Right of Rescission is Not Executed	6
	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	6
	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	6

Compliance	Right of Rescission is Partially Provided	4
	Qualified Mortgage Safe Harbor Threshold	3
	Missing Mortgage	3
	High-Cost Mortgage Pre-Loan Counseling Date Test	2
	High-Cost Mortgage Points and Fees Threshold Test	2
	Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	2
	TRID: Missing Closing Disclosure	2
	High-Cost Mortgage Timing of Disclosure Test	2
	Condo Rider is Missing	1
	TRID “Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For” Validation Test	1
	Final CD: Contact Information (page 5) is incomplete	1
	Final CD: File # is missing	1
	TRID: Closing disclosure loan terms- Monthly P&I	1
	OK HOEPA Subsection 10 Mortgage Points and Fees Threshold Test	1
	CA Per Diem Interest Amount Test	1
	Qualified Mortgage Lending Policy Points and Fees Test	1
	MA High Cost Home Loan Points and Fees Threshold Test	1
	Missing evidence required disclosure provided at closing	1
	TRID: Closing Disclosure Deficiency	1
	GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test	1
	Borrower(s) did not receive 3 days right of rescission	1
	Rider to note is unsigned	1
	Missing Note	1
	Total Compliance Grade (A) Exceptions:	2221

B	Incorrect rescission model used - RTC form model G-5 or G-7 used for non-HELOC loan	2
	TILA Right of Rescission Test	2
	GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test	2
	TILA Finance Charge Test	1
	Right of Rescission is Missing	1
	Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	1
	Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	1
	NJ HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test	1
	Total Compliance Grade (B) Exceptions:	11

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and

Credit Event Grades
occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.

Valuation Event Grades
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.